Intangible Assets - Schedule of Variations in Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance	€ 297	€ 920	€ 796
Increase	(26)	(102)	438
Decrease	(96)	(27)	(313)
Translation adjustments	0	0	0
Reclassification	0	0	0
Balance	174	297	920
Decrease due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Disclosure of detailed information about intangible assets [line items]
Balance	495
Balance		495
Gross
Disclosure of detailed information about intangible assets [line items]
Balance	1,531	2,830	2,384
Increase	126	207	788
Decrease	(293)	(715)	(342)
Translation adjustments	0	0	0
Reclassification	0	0	0
Balance	1,364	1,531	2,830
Gross | Software
Disclosure of detailed information about intangible assets [line items]
Balance	1,440	2,739	2,049
Increase	126	231	653
Decrease	(255)	(691)	(29)
Translation adjustments	0	0	0
Reclassification	(17)	(48)	378
Balance	1,294	1,440	2,739
Gross | Patents
Disclosure of detailed information about intangible assets [line items]
Balance	91	91	21
Increase	0	0	70
Decrease	(21)	0	0
Translation adjustments	0	0	0
Reclassification	0	0	0
Balance	70	91	91
Gross | Other Intangibles
Disclosure of detailed information about intangible assets [line items]
Balance	0	0	313
Increase	0	(24)	65
Decrease	(17)	(25)	(313)
Translation adjustments	0	0	0
Reclassification	17	48	(378)
Balance	0	0	0
Accumulated Depreciation and Impairment
Disclosure of detailed information about intangible assets [line items]
Balance	(1,234)	(1,910)	(1,588)
Increase	(152)	(310)	(350)
Decrease	197	688	29
Translation adjustments	0	0	0
Reclassification	0	0	0
Balance	(1,190)	(1,234)	(1,910)
Accumulated Depreciation and Impairment | Software
Disclosure of detailed information about intangible assets [line items]
Balance	(1,213)	(2)	(1,567)
Increase	(152)	(309)	(350)
Decrease	176	688	29
Translation adjustments	0	0	0
Reclassification	0	0	0
Balance	(1,190)	(1,213)	(2)
Accumulated Depreciation and Impairment | Patents
Disclosure of detailed information about intangible assets [line items]
Balance	(21)	(21)	(21)
Increase	0	0	0
Decrease	21	0	0
Translation adjustments	0	0	0
Reclassification	0	0	0
Balance	0	(21)	(21)
Accumulated Depreciation and Impairment | Other Intangibles
Disclosure of detailed information about intangible assets [line items]
Balance	0	0	0
Increase	0	0	0
Decrease	0	0	0
Translation adjustments	0	0	0
Reclassification	0	0	0
Balance	€ 0	€ 0	€ 0